9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Property, plant, and equipment
	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total

At 12.31.17
Cost	1,376,244	13,471,386	36,429,475	15,047,060	2,506,343	8,717,184	90,712	77,638,404
Accumulated depreciation	(205,458)	(3,571,659)	(11,249,849)	(4,638,799)	(912,452)	-	-	(20,578,217)
Net amount	1,170,786	9,899,727	25,179,626	10,408,261	1,593,891	8,717,184	90,712	57,060,187

Additions	18,746	113,838	380,528	51,465	516,244	7,339,357	129,731	8,549,909
Disposals	(36)	(2,211)	(94,785)	(35,870)	(440,852)	-	-	(573,754)
Transfers	89,250	187,522	1,595,057	710,388	89,483	(2,646,562)	(25,138)	-
Depreciation for the year	(73,129)	(403,667)	(1,171,411)	(546,048)	(367,244)	-	-	(2,561,499)
Net amount 12.31.18	1,205,617	9,795,209	25,889,015	10,588,196	1,391,522	13,409,979	195,305	62,474,843

At 12.31.18
Cost	1,449,399	13,769,111	38,060,451	15,749,070	2,656,570	13,409,979	195,305	85,289,885
Accumulated depreciation	(243,782)	(3,973,902)	(12,171,436)	(5,160,874)	(1,265,048)	-	-	(22,815,042)
Net amount	1,205,617	9,795,209	25,889,015	10,588,196	1,391,522	13,409,979	195,305	62,474,843

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total

At 12.31.16
Cost	1,276,109	12,466,805	33,712,884	13,924,981	2,398,833	5,839,187	56,036	69,674,835
Accumulated depreciation	(178,241)	(3,214,869)	(10,386,483)	(4,157,929)	(842,545)	-	-	(18,780,067)
Net amount	1,097,868	9,251,936	23,326,401	9,767,052	1,556,288	5,839,187	56,036	50,894,768

Additions	122,804	680,868	1,456,818	467,268	566,753	5,103,253	85,034	8,482,798
Disposals	(765)	(7)	(35,030)	(9,618)	(4,404)	-	-	(49,824)
Transfers	50,983	323,723	1,357,461	664,134	(240,153)	(2,225,256)	(50,358)	(119,466)
Depreciation for the year	(100,104)	(356,793)	(926,024)	(480,575)	(284,593)	-	-	(2,148,089)
Net amount 12.31.17	1,170,786	9,899,727	25,179,626	10,408,261	1,593,891	8,717,184	90,712	57,060,187

At 12.31.17
Cost	1,376,244	13,471,386	36,429,475	15,047,060	2,506,343	8,717,184	90,712	77,638,404
Accumulated depreciation	(205,458)	(3,571,659)	(11,249,849)	(4,638,799)	(912,452)	-	-	(20,578,217)
Net amount	1,170,786	9,899,727	25,179,626	10,408,261	1,593,891	8,717,184	90,712	57,060,187